Acquisitions and License Agreements (Schedule of Net Sales and Earnings by Acquirees) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Operating Income [Abstract]
Operating income	$ (284.1)	$ 144.8	$ 235.2
Questcor Pharmaceuticals, Inc.
Net Sales [Abstract]
Net sales	129.2
Operating Income [Abstract]
Operating income	17.4
Cadence Pharmaceuticals, Inc.
Net Sales [Abstract]
Net sales	124.4
Operating Income [Abstract]
Operating income	(66.9)
Questcor and Cadence Pharmaceuticals
Net Sales [Abstract]
Net sales	253.6
Operating Income [Abstract]
Operating income	$ (49.5)